MERGER WITH SELECT BANCORP, INC. (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Parent Company [Member]	Sep. 27, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Sep. 30, 2013 Select Bancorp, Inc [Member]	Sep. 27, 2013 Select Bancorp, Inc [Member]
Assets, Total	$ 525,646,000	$ 585,453,000	$ 68,533,000		$ 66,698,000	$ 265,300,000
Sale of Stock, Price Per Share							$ 1.8264
Common Stock, Value, Outstanding							$ 31,100,000
Common Stock, Other Shares, Outstanding							2,475,000
Common Stock Closing Price				$ 6.87			$ 12.55